INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$
Carrying amount of equity investments without readily determinable fair value	7,670	7,255
Carrying amount of equity method investments	2,380	1,275
Carrying amount of long-term investments	10,050	8,530